SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022
Trade accounts payable	$ 346,075	$ 751,422
Accrued liabilities	2,225,650	2,031,545
Government grant payable	33,709	33,709
Trade payables and accrued liabilities	$ 2,605,434	$ 2,816,676